S000058957 [Member] Expense Example, No Redemption - Carillon ClariVest Capital Appreciation Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 572
Expense Example, No Redemption, 3 Years	778
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	278
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	2,062
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	75
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	406
Expense Example, No Redemption, 10 Years	906
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810